Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document and Entity Information
Entity Registrant Name	E-HOUSE (CHINA) HOLDINGS LTD
Entity Central Index Key	0001405658
Document Type	F-4
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	0
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 347,703,911	$ 543,817,633
Restricted cash	2,087,319	6,985,409
Marketable securities	6,549,097	16,564,054
Customer deposits, net of allowance for doubtful accounts of $539,433 and $640,845 as of December 31, 2010 and September 30, 2011, respectively	120,876,725	90,616,995
Accounts receivable, net of allowance for doubtful accounts of $18,296,842 and $10,981,086 as of December 31, 2010 and September 30, 2011, respectively	218,252,898	174,114,561
Properties held for sale	3,449,682	4,457,709
Deferred tax assets	16,837,002	17,284,547
Prepaid expenses and other current assets	38,607,666	22,052,561
Amounts due from related parties	1,510,547	19,447
Total current assets	755,874,847	875,912,916
Property and equipment, net	25,249,449	21,302,787
Intangible assets, net	221,118,779	183,911,765
Investment in affiliates	26,468,086	10,161,275
Goodwill	49,223,863	453,139,720
Other non-current assets	45,114,083	13,838,062
TOTAL ASSETS	1,123,049,107	1,558,266,525
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to E-House of $2,777,692 and $2,110,761 as of December 31, 2010 and September 30, 2011, respectively)	6,311,890	8,148,688
Accrued payroll and welfare expenses (including accrued payroll and welfare expenses of the consolidated VIEs without recourse to E-House of $5,998,335 and $11,671,668 as of December 31, 2010 and September 30, 2011, respectively)	36,222,102	37,853,279
Income tax payable (including income tax payable of the consolidated VIEs without recourse to E-House of $3,824,260 and $3,099,422 as of December 31, 2010 and September 30, 2011, respectively)	24,760,675	42,276,115
Other tax payable (including other tax payable of the consolidated VIEs without recourse to E-House of $2,965,717 and $4,290,915 as of December 31, 2010 and September 30, 2011, respectively)	16,097,534	14,765,431
Amounts due to related parties	1,115,760	5,154,657
Deferred revenue	12,357,331	7,973,091
Liability for exclusive rights with Baidu, current (including liability for exclusive rights with Baidu, current of the consolidated VIEs without recourse to E-House of nil and $13,359,983 as of December 31, 2010 and September 30, 2011, respectively)	13,359,983
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to E-House of $6,728,488 and $14,963,468 as of December 31, 2010 and September 30, 2011, respectively)	23,306,933	23,927,768
Total current liabilities	133,532,208	140,099,029
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to E-House of $424,931 and $1,712,234 as of December 31, 2010 and September 30, 2011, respectively)	43,102,276	40,152,455
Liability for exclusive rights with Baidu, non-current (including liability for exclusive rights with Baidu, non-current of the consolidated VIEs without recourse to E-House of nil and $20,679,586 as of December 31, 2010 and September 30, 2011, respectively)	20,679,586
Other non-current liabilities	1,761,628	1,375,469
Total liabilities	199,075,698	181,626,953
Commitments and contingencies (Note 15)
Equity:
Ordinary shares ($0.001 par value): 1,000,000,000 shares authorized, 80,752,526 and 78,703,087 shares issued and outstanding, as of December 31, 2010 and September 30, 2011, respectively	78,703	80,752
Additional paid-in capital	682,023,752	672,621,384
Retained earnings (Accumulated deficit)	(72,698,628)	200,822,587
Accumulated other comprehensive income	42,934,905	27,640,541
Subscription receivables		(65,417)
Total E-House equity	652,338,732	901,099,847
Non-controlling interest	271,634,677	475,539,725
Total equity	923,973,409	1,376,639,572
TOTAL LIABILITIES AND EQUITY	$ 1,123,049,107	$ 1,558,266,525

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Customer deposits, allowance for doubtful accounts	$ 640,845	$ 539,433
Accounts receivable, allowance for doubtful accounts	10,981,086	18,296,842
Accounts payable	6,311,890	8,148,688
Accrued payroll and welfare expenses	36,222,102	37,853,279
Income tax payable	24,760,675	42,276,115
Other tax payable	16,097,534	14,765,431
Liability for exclusive rights, current	13,359,983
Other current liabilities	23,306,933	23,927,768
Deferred tax liabilities	43,102,276	40,152,455
Liability for exclusive rights, non-current	20,679,586
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	78,703,087	80,752,526
Ordinary shares, shares outstanding (in shares)	78,703,087	80,752,526
Consolidated VIEs without recourse
Accounts payable	2,110,761	2,777,692
Accrued payroll and welfare expenses	11,671,668	5,998,335
Income tax payable	3,099,422	3,824,260
Other tax payable	4,290,915	2,965,717
Liability for exclusive rights, current	13,359,983
Other current liabilities	14,963,468	6,728,488
Deferred tax liabilities	1,712,234	424,931
Liability for exclusive rights, non-current	$ 20,679,586

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Total revenues	$ 284,226,379	$ 231,306,696
Cost of revenues	(108,603,620)	(69,581,096)
Selling, general and administrative expenses	(190,715,629)	(133,036,842)
Goodwill impairment charge	(417,822,304)
Income (loss) from operations	(432,915,174)	28,688,758
Interest income	1,948,231	2,123,246
Other income (loss), net	(6,723,440)	6,036,822
Income (loss) before taxes and equity in affiliates	(437,690,383)	36,848,826
Income tax expense (benefit)	5,119,614	(5,323,844)
Income (loss) before equity in affiliates	(432,570,769)	31,524,982
Loss from equity in affiliates	(495,655)	(122,566)
Net income (loss)	(433,066,424)	31,402,416
Less: net income (loss) attributable to non-controlling interest	(190,574,162)	8,171,850
Net income (loss) attributable to E-House shareholders	$ (242,492,262)	$ 23,230,566
Earnings (loss) per share:
Basic (in dollars per share)	$ (3.02)	$ 0.29
Diluted (in dollars per share)	$ (3.02)	$ 0.28
Shares used in computation:
Basic (in shares)	80,210,915	80,224,258
Diluted (in shares)	80,210,915	81,160,354

CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $)	Total	Ordinary Shares	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Subscription Receivables	Non-controlling Interest	Total Comprehensive Income (Loss)
Balance at Dec. 31, 2009	$ 1,313,319,705	$ 80,146	$ 656,592,898	$ 184,749,251	$ 16,344,294		$ 455,553,116
Balance (in shares) at Dec. 31, 2009		80,145,869
Increase (Decrease) in Stockholders' Equity
Net income (loss)	31,402,416			23,230,566			8,171,850	31,402,416
Dividends	(20,081,057)			(20,081,057)
Share-based compensation	20,056,997		14,429,894				5,627,103
Exercise of share options	1,149,802	213	1,149,589
Exercise of share options (in shares)		213,003
Capital injection and non-controlling interest recognized in connection with business acquisition	2,016,025						2,016,025
Exercise of CRIC share options	862,470		(1,726,991)				2,589,461
Vesting of CRIC restricted shares	187,500		(116,847)				304,347
Repurchase of CRIC shares	(9,926,659)		(2,683,082)		42,771		(7,286,348)
Foreign currency translation adjustments	7,525,994				6,403,816		1,122,178	7,525,994
Distribution to E-house			28,709				(28,709)
Total comprehensive income								38,928,410
Balance at Sep. 30, 2010	1,346,513,193	80,359	667,674,170	187,898,760	22,790,881		468,069,023
Balance (in shares) at Sep. 30, 2010		80,358,872
Balance at Dec. 31, 2010	1,376,639,572	80,752	672,621,384	200,822,587	27,640,541	(65,417)	475,539,725
Balance (in shares) at Dec. 31, 2010		80,752,526
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(433,066,424)			(242,492,262)			(190,574,162)	(433,066,424)
Dividends	(20,209,842)			(20,209,842)
Dividends to non-controlling interest	(783,403)						(783,403)
Share-based compensation	23,644,529		17,504,072				6,140,457
Exercise of share options	431,441	68	365,956			65,417
Exercise of share options (in shares)		68,161
Capital injection and non-controlling interest recognized in connection with business acquisition	5,509,077		1,808,679				3,700,398
Exercise of CRIC share options	760,710		(2,150,982)				2,911,692
Vesting of CRIC restricted shares	262,500		(134,501)				397,001
Disposal of subsidiary	(493,617)						(493,617)
Repurchase of CRIC shares	(29,862,792)		(120,820)	(166,092)			(29,575,880)
Foreign currency translation adjustments	19,666,830				15,294,364		4,372,466	19,666,830
Repurchase of shares	(18,525,172)	(2,117)	(7,870,036)	(10,653,019)
Repurchase of shares (in shares)		(2,117,600)
Total comprehensive income								(413,399,594)
Balance at Sep. 30, 2011	$ 923,973,409	$ 78,703	$ 682,023,752	$ (72,698,628)	$ 42,934,905		$ 271,634,677
Balance (in shares) at Sep. 30, 2011		78,703,087

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Operating activities:
Net income (loss)	$ (433,066,424)	$ 31,402,416
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	23,949,778	19,580,800
Allowance for doubtful accounts	4,204,118	1,573,399
Share-based compensation	23,644,529	20,056,997
Goodwill impairment charge	417,822,304
Unrealized loss on marketable securities	9,999,480
Loss from equity in affiliates	495,655	122,566
Loss on disposal of subsidiaries	1,054,348
Others	369,238	(174,879)
Changes in operating assets and liabilities:
Restricted cash	4,101,578	2,611,231
Customer deposits	(49,309,627)	(54,917,940)
Accounts receivable	(43,787,073)	(19,095,770)
Amounts due from related parties	372,551	(512,651)
Property held for sale	(4,490,301)	3,471,401
Prepaid expenses and other current assets	(8,528,652)	(4,406,448)
Other non-current assets	(4,844,960)	(828,841)
Accounts payable	(2,406,375)	(3,658,955)
Accrued payroll and welfare expenses	(1,642,516)	(5,825,554)
Income tax payable	(17,547,269)	(8,909,826)
Other tax payable	1,534,012	(1,091,592)
Amounts due to related parties	(3,776,397)
Other current liabilities	1,830,533	6,093,091
Other non-current liabilities	50,637	(123,469)
Net cash used in operating activities	(79,970,833)	(14,634,024)
Investing activities:
Deposit for and purchase of property and equipment and intangible assets	(19,343,535)	(8,429,988)
Purchase of subsidiaries, net of cash acquired	(16,337,455)	1,222,425
Deposit for acquisition	(2,335,221)	(9,871,838)
Investment in affiliates	(16,409,049)	(9,878,053)
Proceeds from disposal of property and equipment	87,756	63,973
Proceeds from disposal of subsidiaries	117,457
Restricted cash-deposit	796,512	4,229
Net cash used in investing activities	(53,423,535)	(26,889,252)
Financing activities:
Repurchase of CRIC shares	(29,862,792)	(9,926,659)
Contribution from non-controlling interest	33,922	367,689
Proceeds from exercise of options	1,192,151	2,012,272
Repurchase of shares	(18,525,172)
Dividends	(20,209,842)	(20,081,057)
Dividends to non-controlling interest shareholders	(783,403)
Loans from non-controlling interest		1,200,000
Net cash used in financing activities	(68,155,136)	(26,427,755)
Effect of exchange rate changes on cash and cash equivalents	5,435,782	5,301,068
Net decrease in cash and cash equivalents	(196,113,722)	(62,649,963)
Cash and cash equivalents at the beginning of the year	543,817,633	548,061,884
Cash and cash equivalents at the end of the period	347,703,911	485,411,921
Supplemental disclosure of cash flow information:
Income taxes paid	14,501,591	19,728,461
Non-cash investing and financing activities:
Decrease in amount due to related party due to vesting of restricted shares	262,500	187,500
Additional paid-in capital recognized in connection with business acquisition	1,808,679
Non-controlling interest recognized in connection with business acquisition	3,666,476	1,648,336
Consideration payable recognized in connection with business acquisition	6,933,493
Consideration payable for recognized in purchase of exclusive rights with Baidu	$ 34,039,569

Organization and Principal Activities	9 Months Ended
Sep. 30, 2011
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

        E-House (China) Holdings Limited (the "Company" or "E-House") was incorporated on August 27, 2004 in the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands. The Company, through its subsidiaries and consolidated variable interest entities ("VIEs"), offers a wide range of services to the real estate industry, including primary sales agency, secondary brokerage, information and consulting, online advertising, promotional events and investment management services in the People's Republic of China ("PRC"). The Company, its subsidiaries and consolidated VIEs are collectively referred to as the "Group".

Summary of Principal Accounting Policies	9 Months Ended
Sep. 30, 2011
Summary of Principal Accounting Policies
Summary of Principal Accounting Policies

2. Summary of Principal Accounting Policies

(a)    Basis of presentation

        The unaudited condensed consolidated financial statements included herein are unaudited and have been prepared and presented in accordance with accounting principles generally accepted in the United States of America ("US GAAP")and applicable rules and regulations of the Securities and Exchange Commission, regarding interim financial reporting, and include all normal and recurring adjustments that management of the Group considers necessary for a fair presentation of its financial position and operating results. Certain information and footnote disclosures normally included in the financial statements prepared in accordance with US GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these statements should be read in conjunction with the audited consolidated financial statements and accompanying notes thereto contained in the Company's consolidated financial statements as of and for the three years ended December 31, 2010.

(b)    Basis of consolidation

        The unaudited condensed consolidated financial statements include the unaudited condensed financial statements of E-House, its majority owned subsidiaries and its consolidated VIEs, Shanghai Tian Zhuo Advertising Co., Ltd. ("Tian Zhuo") and Beijing Yisheng Leju Information Services Co., Ltd. ("Beijing Leju"). All inter-company transactions and balances have been eliminated in consolidation.

        The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

        Revenues, expenses, assets and liabilities can vary during each quarter of the year. Therefore, the results and trends in these interim unaudited condensed consolidated financial statements may not be the same as those for the full year.

        The following financial statement amounts and balances of Tian Zhuo were included in the accompanying unaudited condensed consolidated financial statements:

	December 31, 2010	September 30, 2011
	$	$
Cash and cash equivalents	12,133,157	4,497,777
Accounts receivable, net of allowance for doubtful accounts	3,649,591	1,777,105
Prepaid expenses and other current assets	1,511,617	3,335,412

Total current assets	17,294,365	9,610,294
Property and equipment, net	733,383	260,769
Intangible assets, net	913,235	608,867
Goodwill	4,269,149	3,602,892
Other non-current assets	646,419	—
Investment in affiliates	—	7,756,031

Total assets	23,856,551	21,838,853

Accounts payable	319,812	106,930
Accrued payroll and welfare expenses	611,029	30,700
Income tax payable	1,156,467	651,370
Other tax payable	412,247	101,533
Other current liabilities	960,528	80,194

Total current liabilities	3,460,083	970,727
Deferred tax liabilities, non-current	202,955	152,216

Total liabilities	3,663,038	1,122,943

	Nine Months Ended September 30,
	2010	2011
	$	$
Total revenues	5,474,642	3,624,377
Net loss	(1,927,644)	(2,834,248)

        The following financial statement amounts and balances of Beijing Leju were included in the accompanying unaudited condensed consolidated financial statements:

	December 31, 2010	September 30, 2011
	$	$
Cash and cash equivalents	41,914,203	38,617,222
Accounts receivable, net of allowance for doubtful accounts	35,028,633	57,957,535
Prepaid expenses and other current assets	10,192,141	7,557,279

Total current assets	87,134,977	104,132,036
Property and equipment, net	3,166,749	3,892,530
Intangible assets, net	967,240	47,575,735
Goodwill	396,736	13,013,358
Investment in affiliates	71,923	74,853
Other non-current assets	799,913	1,915,689

Total assets	92,537,538	170,604,201

Accounts payable	2,457,880	2,003,831
Accrued payroll and welfare expenses	5,387,306	11,640,968
Income tax payable	2,667,793	2,448,052
Other tax payable	2,553,470	4,189,382
Liability for exclusive rights with Baidu	—	13,359,983
Other current liability	5,767,960	14,883,274

Total current liabilities	18,834,409	48,525,490
Deferred tax liabilities, non-current	221,976	1,560,018
Liability for exclusive rights with Baidu, non-current	—	20,679,586

Total liabilities	19,056,385	70,765,094

	Nine Months Ended September 30,
	2010	2011
	$	$
Total revenues	32,749,589	66,253,848
Net income (loss)	304,901	(4,163,056)

        There are no consolidated VIE's assets that are collateral for the VIE's obligations and are not restricted solely to settle the VIE's obligations.

(c)    Use of estimates

        The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group's financial statements include useful lives and valuation of long-lived assets, valuation of goodwill, allowance for doubtful accounts, assumptions related to share-based compensation arrangements, assumptions related to the consolidation of entities in which the Group holds variable interests, and the valuation allowance on deferred tax assets.

(d)    Fair value of financial instruments

        The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

        The carrying amount of cash, restricted cash, accounts receivable, current portion of customer deposits, other receivables, accounts payable, other payables and amounts due from/to related parties approximates fair value due to their short-term nature.

        The fair value of the non-current portion of other receivables was nil and $20,763,440 as of December 31, 2010 and September 30, 2011, respectively, based on discounted cash flows. The fair value of the non-current portion of customer deposits was $1,681,695 and $2,917,759 as of December 31, 2010 and September 30, 2011, respectively, based on discounted cash flows.

(e)    Restricted cash

        The Group provides brokerage service for secondary properties. Upon consent of the property buyers and sellers, the sales proceeds can be paid through the Group's accounts, which are put into the custody of the designated bank and can only be used as consideration to the property sellers when the transactions are completed. The Group records the proceeds relating to these transactions as restricted cash and other current liabilities. These restricted cash accounts totaled $5,389,304 and $1,220,466 as of December 31, 2010 and September 30, 2011, respectively. In connection with certain primary real estate agency agreements, the Group is required by the developers to maintain certain bank deposits under both parties' custody through the contract periods or until the presale permits are obtained for the underlying projects. The bank deposits will be paid to the developer and recorded as customer deposits upon obtaining the presale permits. These restricted cash accounts were $1,596,105 and $866,853 as of December 31, 2010 and September 30, 2011, respectively.

(f)    Customer deposits

        The Group provides sales agency services for primary real estate development projects, some of which require the Group to pay an upfront and refundable deposit as demonstration of the Group's financial strength and commitment to provide high quality service. These deposits are refunded to the Group at the end of the contractual sales period or at a date specified in the agency contracts. Certain of the Group's contracts provide that if the group breaches the contract, any corresponding penalties may be deducted from the deposit. Customer deposits are recorded as either current or non-current assets based on the Group's estimate of the date of refund.

        Customer deposits as of December 31, 2010 included $14,344,620 that was secured by the right to purchase 81 units of property in a development project at a prescribed price and a $44,000,000 deposit paid to a third party to assist it with the acquisition of a real estate development project entity, which will ultimately be converted to customer deposits upon the Group obtaining the exclusive sales agent right. Customer deposits as of September 30, 2011 included $14,949,105 that was secured by the right to purchase 81 units of property in a development project at a prescribed price.

(g)    Income taxes

        The effective tax rate is based on expected income and statutory tax rates. For interim financial reporting, the Group estimates the annual tax rate based on projected taxable income for the full year and records a quarterly income tax provision in accordance with the applicable accounting standard for income taxes in interim periods. As the year progresses, the Group refines the estimates of the year's taxable income as new information becomes available. This continual estimation process often results in a change to the expected effective tax rate for the year. When this occurs, the Group adjusts the income tax provision during the quarter in which the change in estimate occurs so that the year-to-date provision reflects the expected annual tax rate.

(h)    Revenue recognition

        Effective January 1, 2011, the Group adopted the provisions of Financial Accounting Standards Board ("FASB") Accounting Standards Update No. 2009-13 ("ASU 2009-13"), "Multiple-Deliverable Revenue Arrangements", prospectively for all new and materially modified arrangements. ASU 2009-13 requires the Group to allocate revenue to arrangement deliverables using the relative selling price method.

        The Group has multiple element arrangements that may include provision of primary real estate services, online advertising, promotional events services, consulting services and/or subscription for the CRIC system. Consulting services includes periodic consulting services and project-based consulting services. Project-based consulting services involve providing real estate consulting services to customers in relation to land acquisition and property development. In certain instances, payment is contingent upon the delivery of a final product, such as closing a land acquisition transaction or providing a market study report. Revenue is recognized under such arrangements upon delivery of the final product, assuming customer acceptance has occurred and the fee is no longer contingent. Periodic consulting services involve providing consulting periodically during the development stage of a real estate project, such as monthly market updates, and/or CRIC system subscription services. The contractual period for such arrangements is usually between one and twelve months with revenue being recognized ratably over such period.

        The Group has determined that each of the deliverables listed above is considered a separate unit of account as each has value to the customer on a standalone basis and has been sold separately on a standalone basis, there is no general right of return on delivered items and the delivery or performance of the undelivered item(s) is considered probable and substantially in the control of the Group.

        The Group allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all deliverables based on the relative selling price in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence ("VSOE") if available; (ii) third-party evidence ("TPE") if VSOE is not available; and (iii) best estimate of selling price ("BESP") if neither VSOE nor TPE is available.

        VSOE.    The Group determines VSOE based on its historical pricing and discounting practices for the specific service when sold separately. In determining VSOE, the Group requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range. The Group has historically priced its commission rate for the primary real estate services, periodic consulting services, subscription for the CRIC system and online advertising within a narrow range. As a result, the Group has used VSOE to allocate the selling price of primary real estate services, periodic consulting services, subscription for the CRIC system and online advertising under these multiple element arrangement. The Group has not historically priced project-based consulting service and promotional event services within a narrow range, therefore, the Group considers TPE and BESP as discussed below.

        TPE.    When VSOE cannot be established for deliverables in multiple element arrangements, the Group applies judgment with respect to whether it can establish a selling price based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Group's marketing strategy differs from that of its peers and its offerings contain a significant level of differentiation such that the comparable pricing of services with similar functionality cannot be obtained. Furthermore, the Group is unable to reliably determine what similar competitor services' selling prices are on a stand-alone basis. As a result, the Group has not been able to establish selling price based on TPE.

        BESP.    When it is unable to establish selling price using VSOE or TPE, the Group uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Group would transact a sale if the service were sold on a stand-alone basis. The Group determines BESP for deliverables by considering multiple factors including, but not limited to, prices it charged for similar offerings, market conditions, specification of the services rendered and pricing practices. The Group has used BESP to allocate the selling price of project-based consulting service and promotional event services under these multiple element arrangement.

        The process for determining BESP for deliverables without VSOE or TPE involves management's judgment. The Group's process considers multiple factors that may vary depending upon the unique facts and circumstances related to each deliverable. Key factors that the Group considered in developing its BESPs include prices charge for similar offerings, service scope and historical pricing practices. If the facts and circumstances underlying the factors the Group considered change, or should subsequent facts and circumstances lead the Group to consider additional factors, the Group's BESPs could change in future periods.

        The Group regularly reviews the evidence of selling price for its services and maintains internal controls over the establishment and updates of these estimates. There were no material changes in estimated selling price for its services during the nine month period ended September 30, 2011 and the Group does not expect a material changes in BESP in the foreseeable future.

        Under the previous accounting literature, when an arrangement included project-based consulting services and subscriptions for the CRIC system, the entire arrangement was considered a single unit of account as the Group did not have VSOE for project-based consulting services. Revenue was recognized based on the revenue recognition model for the final deliverable in the arrangement, which was typically the subscription for the CRIC system, which required ratable recognition over the subscription period. The Group had objective and reliable evidence of the fair value of the CRIC subscription service. As such, upon delivery of the consulting product, the Group deferred the fair value of the remaining CRIC subscription and recognized the residual amount, or the difference between the remaining fair value of the CRIC subscription and the total arrangement fee, as revenue, assuming all other revenue recognition criteria had been met. The residual amount recognized was limited to the cumulative amount due under the terms of the arrangement. Under ASU 2009-13, the Group is required to use BESP when neither VSOE nor TPE is available. As a result, the Group is able to recognize the relative fair value of the elements as they are delivered, assuming other revenue recognition criteria are met.

        If the Group were to apply the new revenue recognition guidance as if it had early adopted the guidance for the year ended December 31, 2010, there would have been no material effect on revenue during that period. Additionally, the adoption of ASU 2009-13 did not have a material impact on revenue for the nine months ended September 30, 2011 when compared to the revenue that would have been recognized under the guidance in effect prior to adoption of ASU 2009-13 as the BESP of project-based consulting and VSOE of the subscription for the CRIC system has historically approximated its respective contract price and the project-based consulting services have generally been delivered at the beginning of the subscription period. The effect of adopting this guidance in future periods will depend on the nature of the Group's customer arrangements in those periods, including the nature of services included in those arrangements, the magnitude of revenue associated with certain deliverables in those arrangements, and the timing of delivery of the related services in those arrangements, among other considerations. While the effect in future periods is dependent on these factors and future go-to-market strategies, the Group does not currently expect the adoption of this guidance to have a material effect on the timing and pattern of revenue recognition in future periods. The Group does not expect this new guidance to affect future pricing practices or go-to-market strategies.

(i)    Cost of revenue

        Cost of revenue for the primary real estate agency services segment includes costs directly related to providing services, which include costs incurred for marketing and sale of primary real estate projects for which the Group acts as the agent and for developing. Cost of revenue for the secondary real estate brokerage services segment includes rental expenses incurred for properties leased by the Group as brokerage stores. Cost of revenue of real estate information and consulting services segment primarily consists of sales commission and costs incurred for developing, maintaining and updating the CRIC database system, which includes cost of data purchased or licensed from third-party sources, personnel related costs and associated equipment depreciation. Cost of revenue for the real estate online services segment consists of costs associated with the production of websites, which includes fees paid to third parties for Internet connection, content and services, personnel related costs, amortization of intangible assets, depreciation associated with website production equipment, fees paid to SINA for advertising inventory on non-real estate channels and amortization of the exclusive right with Baidu. Cost of revenue for real estate advertising services also consists of fees paid to third parties for the services directly related to advertising design and the cost incurred to acquire advertising space for resale. Cost of revenue for promotional event services includes salaries of sales and support staff and fees paid to third parties for the services directly related to promotional event services.

(j)    Advertising expenses

        Advertising expenses are charged to the statements of operations in the period incurred. The Group incurred advertising expenses amounting to $11,584,192 and $15,213,654 for the nine months ended September 30, 2010 and 2011, respectively.

(k)    Government subsidies

        Government subsidies include cash subsidies received by the Company's subsidiaries in the PRC from local governments. These subsidies are generally provided as incentives for conducting business in certain local districts. Cash subsidies of $3,812,321 and $5,635,394 were included in other income for the nine months ended September 30, 2010 and 2011, respectively. Cash subsidies are recognized when received and when all the conditions for their receipt have been satisfied. There is no assurance that the Group will receive similar or any subsidiaries in the future.

(l)    Concentration of credit risk

        Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and customer deposits. The Group places its cash and cash equivalents with reputable financial institutions.

        The Group regularly reviews the creditworthiness of its customers, but generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts and customer deposits primarily based upon factors surrounding the credit risk of specific customers.

        Movement of the allowance for doubtful accounts for accounts receivable and customer deposits for the nine months ended September 30 is as follows:

	2010	2011
	$	$
Balance as of January 1	13,799,920	18,836,275
Provisions for doubtful accounts	1,579,920	4,195,051
Write offs	(807,481)	(12,042,492)
Changes due to foreign exchange	265,519	633,097

Balance as of September 30	14,837,878	11,621,931

        The allowance for other receivables was immaterial for all periods presented.

(m)    Earnings (loss) per share

        The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Nine Months Ended September 30,
	2010	2011
Net income (loss) attributable to E-House shareholders—basic	$23,230,566	$(242,492,262)
Decrease of income from CRIC*	$(161,118)	$—

Net income (loss) attributable to E-House ordinary shareholders—diluted	$23,069,448	$(242,492,262)

Weighted average ordinary shares outstanding	80,224,258	80,210,915
Share options	936,096	—

Weighted average number of ordinary shares outstanding—diluted	81,160,354	80,210,915

Basic earnings (loss) per share	$0.29	$(3.02)

Diluted earnings (loss) per share	$0.28	$(3.02)

*
In calculating diluted earnings (loss) per share, the amount of CRIC's net income (loss) included in net income (loss) attributable to E-House shareholders is calculated by multiplying CRIC's diluted EPS by the weighted average number of CRIC shares held by E-House's during the period, which may result in net income (loss) attributable to E-House shareholders, for purposes of computing diluted earnings (loss) per share, being different from that actually recorded in the consolidated statements of operations. This difference is presented as decrease of income from CRIC.

        Diluted earnings (loss) per share do not include the following instruments as their inclusion would be anti-dilutive:

	Nine Months Ended September 30,
	2010	2011
Share options	—	572,032

(n)    Non-controlling interest

        As of September 30, 2011, E-House retained a 54.13% equity interest in CRIC. Non-controlling interest in CRIC included in the Company's consolidated balance sheets was $469,328,225 and $267,777,274 as of December 31, 2010 and September 30, 2011, respectively. For the nine months ended September 30, 2010 and 2011, $7,394,078 of Group's consolidated net income and $187,624,159 of the Group's consolidated net loss was allocated to CRIC, respectively.

        The following schedule shows the effects of changes in E-House's ownership interest in CRIC on equity attributable to E-House:

	Nine Months Ended September 30,
	2010	2011
	$	$
Net income (loss) attributable to E-House	23,230,566	(242,492,262)
Transfers to the non-controlling interest:
Decrease in E-House's additional paid-in capital for purchase of 1,086,100 and 4,206,600 CRIC common shares for the nine months ended September 30, 2010 and 2011, respectively	(2,683,082)	(120,820)
Decrease in E-House's additional paid-in capital for the exercise of CRIC's options and the vesting of CRIC's restricted shares	(1,843,838)	(2,285,483)

Net transfers to non-controlling interest	(4,526,920)	(2,406,303)

Change from net income attributable to E-House and transfers (to) from non-controlling interest	18,703,646	(244,898,565)

(o)    Recently issued accounting pronouncements

        In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". This ASU is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments. The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group does not expect the adoption of this pronouncement will have a significant effect on its consolidated financial statements.

        In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income". This ASU revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. Under the two-statement approach, the first statement would include components of net income, which is consistent with the income statement format used today, and the second statement would include components of other comprehensive income ("OCI"). The ASU does not change the items that must be reported in OCI. For public entities, the ASU's amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For all entities, guidance must be applied retrospectively for all periods presented in the financial statements. Early adoption is permitted. The Group does not expect the adoption of this ASU will have a significant effect on its consolidated financial statements.

        In September 2011, the FASB issued ASU 2011-08, "Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment". This ASU permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments in this ASU apply to all entities, both public and nonpublic, that have goodwill reported in their financial statements. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Group does not expect the adoption of this pronouncement will have a significant effect on its consolidated financial statements.

Properties Held for Sale	9 Months Ended
Sep. 30, 2011
Properties Held for Sale
Properties Held for Sale

3. Properties Held for Sale

        During the nine months ended September 30, 2010 and 2011, customers transferred 13 and four properties to the Group to settle the accounts receivable of $2,098,156 and $932,190, respectively. Properties held for sale are stated at the lower of cost or net realizable value. Cost comprises the cost of purchase and direct costs associated with the purchase. The Group recorded realized gain of $952,526 and $415,272 from selling of the properties held for sale during the nine months ended September 30, 2010 and 2011, respectively. As of December 31, 2010, the Group held three residential properties and 18 commercial properties with a total carrying value of $4,457,709. As of September 30, 2011, the Group held seven residential properties and seven commercial properties with a total carrying value of $3,449,682.

Investment in Affiliates	9 Months Ended
Sep. 30, 2011
Investment in Affiliates
Investment in Affiliates

4. Investment in Affiliates

        In January 2010, the Group formed a limited partnership, E-House Shengyuan Equity Investment Center ("Shengyuan Center") in Shanghai, for the purpose of making equity investments in areas deemed suitable by the general partner. The Group's 51% owned subsidiary, Shanghai Yidezeng Equity Investment Center, acts as Shengyuan Center's general partner. The general partner will receive annual management fees and carried interest on a success basis. The Group had an investment commitment of RMB65 million (equivalent to $9.6 million) to the Shengyuan Center, half of which, or $4.8 million, was paid in February 2010. The remaining balance has been paid subsequently in December 2011. Mr. Xin Zhou, the Group's executive chairman, had an investment commitment of RMB40 million (equivalent to $5.9 million) to the Shengyuan Center, half of which was paid in February 2010. The remaining balance has been paid subsequently in December 2011. The Shengyuan Center is not consolidated by the Group as the Group does not control the Shengyuan Centre given the limited partners have substantive kick-out rights that allow them to remove the general partner without cause with a vote of 50% of the limited partners, excluding related parties of the general partner. The Group's investments in Shengyuan Center are accounted for using the equity method as its role as a general partner provides it with significant influence over their activities.

        In August 2010, the Group entered into a cooperation agreement with China Real Estate Research Association ("CRERA") and China Real Estate Association ("CREA") to form a joint venture, Beijing China Real Estate Research Association Technology Ltd ("CRERAT"), which has the exclusive rights to host exhibition and activities sponsored by CRERA or CREA. The new entity also provides other real estate related research reports and consulting services. The Group paid $4,669,376 for a 51% equity interests in the joint venture. CRERA and CREA, collectively own the remaining 49%. The Group does not control the board of CRERAT, who has the power to direct the entity's significant operating activities. Therefore, the transaction was accounted for using the equity method. Under the cooperation agreement, the Group has guaranteed profits of up to $18,119,520 to CRERA and CREA over the eight year term of the joint venture. The Group's maximum exposure to loss as a result of its involvement with the joint venture amounted to $22,788,896 which includes the initial investment in the joint venture and the potential future contingency related to the profit guarantee. The Group believes that the likelihood that it will be required to provide payments under the profit guarantee is remote.

        On January 7, April 5, and August 26, 2011, the Group paid RMB25 million, RMB40 million and RMB35 million, respectively (total equivalent to $15.7 million) for a 3.7642% equity interest in Star Capital Real Estate Development Fund Management ("Star Capital") as a limited partner. Mr. Xin Zhou, the Group's executive chairman serves as a director of Star Capital. The Group's interest in Star Capital is more than minor and thus is subject to the equity method.

Acquisitions of Subsidiaries and Non-controlling Interest	9 Months Ended
Sep. 30, 2011
Acquisitions of Subsidiaries and Non-controlling Interest
Acquisitions of Subsidiaries and Non-controlling Interest

5. Acquisitions of Subsidiaries and Non-controlling Interest

        In March 2011, the Group acquired Firmway Assets Limited ("Firmway"), a company incorporated in the British Virgin Islands, for $12,000,000. Firmway had acquired a 20-year lease for an office building in Shanghai and was developing such building for subsequent sub-lease. The Group acquired Firmway to obtain the lease of the office building, which the Group intends to use as its corporate office. The purchase price was allocated as follows:

	Allocated Value	Amortization Period
	$
Cash	1,731,778
Amount due from related parties	1,189,679
Prepaid rent	3,815,608	20 years
Liabilities assumed	(1,927)
Favorable lease term	5,264,862	20 years
Goodwill	1,316,215
Deferred tax liabilities	(1,316,215)

Total	12,000,000

        The goodwill was allocated to the real estate information and consulting services segment and is not deductible for tax purposes. In August 2011, the Group acquired Beijing Jiahua Xinlian Media Advertisement Co., Ltd. ("Beijing Jiahua") , which is a real estate advertisement agency in exchange for a 16% equity interest of the Group's subsidiary Beijing Yisheng Leju Advertisement Co., Ltd. ("Beijing Advertisement")having a fair value of $3,398,954, and cash consideration of $9,416,363, to further expand its real estate online services. As of September 30, 2011, $4,720,770 of the cash consideration had been paid. The remaining consideration has been paid subsequently in December 2011. Beijing Jiahua has more than 10 years of advertising agency experience. The acquisition was made to expand the Group's online advertising business by leveraging Beijing Jiahua's advertising network. The goodwill mainly reflected the competitive advantages the Company expected to realize from Beijing Jiahua's standing in the online advertising agency industry, including synergies related to sales and distribution, and growth prospects for higher sales volumes and improved market position, which do not qualify for separate recognition of intangible assets.

        The transaction was accounted for using the purchase method with the purchase price allocated as follows:

	Allocated Value	Amortization Period
	$
Total tangible assets acquired	78,775
Liabilities assumed	(468)
Customer relationship	3,307,686	7.3 years
Non-compete agreements	953,596	2.6 years
Goodwill	9,541,048
Deferred tax liabilities	(1,065,320)

Total	12,815,317

        The goodwill was allocated to real estate online services segment and is not deductible for tax purposes.

        In August 2011, the Group acquired Beijing Shangtuo Shunze Media Advertisement Co. Ltd ("Beijing Shangtuo"), which is a real estate advertisement agency, in exchange for a 5% equity interest in Beijing Advertisement, having a fair value of $1,062,173, and cash consideration of $3,139,312, to further expand its real estate online services. As of September 30, 2011, $1,573,590 of the cash consideration has been paid. The remaining consideration has been paid subsequently in December 2011. Beijing Shangtuo has more than 10 years of advertising agency experience. The acquisition was made to expand the Group's online advertising business by leveraging Beijing Jiahua's advertising network. The goodwill mainly reflected the competitive advantages the Company expected to realize from Beijing Shangtuo's standing in the online advertising agency industry, including synergies related to sales and distribution, and growth prospects for higher sales volumes and improved market position, which do not qualify for separate recognition of intangible assets.

        The transaction was accounted for using the purchase method with the purchase price allocated as follows:

	Allocated Value	Amortization Period
	$
Total tangible assets acquired	78,827
Liabilities assumed	(928)
Customer Relationship	983,494	7.3 years
Non-compete agreements	413,854	2.6 years
Goodwill	3,075,575
Deferred tax liabilities	(349,337)

Total	4,201,485

        The goodwill was allocated to real estate online services segment and is not deductible for tax purposes.

Property and Equipment, Net	9 Months Ended
Sep. 30, 2011
Property and Equipment, Net
Property and Equipment, Net

6. Property and Equipment, Net

        Property and equipment, net consists of the following:

	December 31, 2010	September 30, 2011
	$	$
Leasehold improvements	12,164,368	14,740,152
Buildings	3,868,203	5,743,004
Furniture, fixtures and equipment	15,226,064	18,106,646
Motor vehicles	5,162,421	6,500,943

Total	36,421,056	45,090,745
Less: Accumulated depreciation	(15,118,269)	(19,841,296)

Property and equipment, net	21,302,787	25,249,449

        Depreciation expenses were $3,712,545 and $5,055,633 for the nine months ended September 30, 2010 and 2011, respectively.

Intangible Assets, Net	9 Months Ended
Sep. 30, 2011
Intangible Assets, Net
Intangible Assets, Net

7. Intangible Assets, Net

	December 31, 2010	September 30, 2011
	$	$
Intangible assets not subject to amortization are comprised of the following:
Trademark	720,473	750,834
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement	106,790,000	106,790,000
License agreements with SINA	80,660,000	80,660,000
Exclusive rights with Baidu	—	43,475,563
Customer relationship	7,443,088	11,734,268
Database license	8,300,000	8,300,000
Favorable lease term	2,428,110	7,692,972
Customer contracts	3,343,892	4,110,744
Non-compete agreements	2,074,417	3,428,149
Computer software licenses	2,422,026	3,298,818
Domain name	—	95,590

	213,461,533	269,586,104
Less: Accumulated amortization
Advertising agency agreement	(13,087,010)	(20,939,216)
License agreements with SINA	(10,082,500)	(16,132,000)
Exclusive rights with Baidu	—	(2,223,408)
Customer relationship	(541,014)	(1,480,753)
Database license	(1,220,589)	(1,952,942)
Favorable lease term	(212,459)	(303,513)
Customer contracts	(3,343,892)	(3,598,126)
Non-compete agreements	(768,887)	(1,101,907)
Computer software licenses	(1,013,890)	(1,483,108)
Domain name	—	(3,186)

Intangible assets subject to amortization, net	183,191,292	220,367,945

Total intangible assets, net	183,911,765	221,118,779

        In August 2011, the Group purchased exclusive rights from Baidu which allow it to sell Baidu's real estate related brand link product, which is a form of keyword advertising, and to use and operate the web link of "leju.baidu.com", which is Baidu's exclusive real estate-related web channel for $43,475,563. Such rights have a life of three years.

        Amortization expense was $15,868,255 and $18,894,145 for the nine months ended September 30, 2010 and 2011, respectively. The Group expects to record amortization expense of $9,893,703, $38,046,984, $37,539,212, $30,248,068 and $21,074,741 for the three months ending December 31, 2011 and the years ending December 31, 2012, 2013, 2014 and 2015, respectively.

Goodwill	9 Months Ended
Sep. 30, 2011
Goodwill
Goodwill

8. Goodwill

        The changes in the carrying amount of goodwill by segment for the nine months ended September 30, 2010 and 2011 are as follows:

	Primary real estate agency services	Secondary real estate brokerage services	Real estate information and consulting services	Real estate online services	Other services	Total
	$	$	$	$	$	$
Balance as of January 1, 2010	2,683,889	73,092	4,350,789	444,885,665	666,257	452,659,692
Goodwill recognized upon acquisition	—	—	—	396,736	—	396,736
Exchange rate translation	50,910	—	—	—	—	50,910

Gross goodwill	2,734,799	73,092	4,350,789	445,282,401	666,257	453,107,338
Accumulated impairment	—	—	—	—	—	—

Balance as of September 30, 2010	2,734,799	73,092	4,350,789	445,282,401	666,257	453,107,338

Balance as of January 1, 2011	2,764,973	75,300	4,350,789	445,282,401	666,257	453,139,720
Goodwill recognized upon acquisition	523,257	—	1,316,215	12,616,623	—	14,456,095
Disposal of subsidiary	—	—	—	—	(666,257)	(666,257)
Exchange rate translation	118,818	(2,209)	—	—	—	116,609

Gross goodwill	3,407,048	73,091	5,667,004	457,899,024	—	467,046,167
Accumulated impairment	—	—	—	(417,822,304)	—	(417,822,304)
Balance as of September 30, 2011	3,407,048	73,091	5,667,004	40,076,720	—	49,223,863

        Management performs a goodwill impairment test for each of its reporting units as of December 31 of each year or when there is a triggering event causing management to believe it is more likely than not that the carrying amount of goodwill may be impaired.

        A substantial portion of goodwill on the Group's balance sheet relates to the acquisition of the Group's online unit in 2009. Toward the end of the third quarter of 2011, China's real estate market showed signs of further slowdown under the government's continued restrictive policies and further credit tightening. The online unit started to slow down as developers became more pessimistic about increasing sales volume and more cautious with their advertising spending. The Group believes that this will result in slower than previously expected growth for its online business over the next several years. In addition, CRIC experienced a 49% decline in its stock price from December 31, 2010 to September 30, 2011.The Group believed such events represented potential indicators of impairment and accordingly, performed an impairment test for each of its reporting units, which are also the Group's segments, as of September 30, 2011. The Group utilized the income approach valuation method. The key assumptions used in the income approach, which requires significant management judgment, include business assumptions, growth rate, terminal value, and discount rate. As a result of this analysis, the Group concluded that the goodwill associated with its real estate online services reporting unit was impaired and recorded a goodwill impairment charge of $417,822,304 during the nine months ended September 30, 2011.

Repurchase of Shares	9 Months Ended
Sep. 30, 2011
Repurchase of Shares
Repurchase of Shares

9. Repurchase of Shares

        In 2011, the Company's shareholders approved a share repurchase program. Under the program, the Company was authorized, but not obligated, to repurchase within one year its own American Depositary Shares ("ADSs") with an aggregate value of up to $50 million. As of September 30, 2011, the Company has repurchased a total of 2,117,600 ADSs for $18,525,172. The excess of $18,523,055 of purchase price over par value was allocated between additional paid in capital and retained earnings of $7,870,036 and $10,653,019, respectively.

Dividends	9 Months Ended
Sep. 30, 2011
Dividends
Dividends

10. Dividends

        In 2010, the Company's board of directors approved the payment of a cash dividend of $0.25 per ordinary share ($0.25 per ADS), for a total of $20,081,057, which was paid in May 2010 to shareholders of record as of the close of business on April 9, 2010.

        In 2011, the Company's board of directors approved the payment of a cash dividend of $0.25 per ordinary share ($0.25 per ADS), for a total of $20,209,842, which was paid in April 2011 to shareholders of record as of the close of business on April 6, 2011.

Employee Benefit Plans	9 Months Ended
Sep. 30, 2011
Employee Benefit Plans
Employee Benefit Plans

11. Employee Benefit Plans

        The Group's PRC subsidiaries and VIEs are required by law to contribute a certain percentages of applicable salaries for retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits. The PRC government is directly responsible for the payments of such benefits. The Group contributed $12,290,297 and $21,802,858 for the nine months ended September 30, 2010 and 2011, respectively, for such benefits.

Distribution of Profits	9 Months Ended
Sep. 30, 2011
Distribution of Profits
Distribution of Profits

12. Distribution of Profits

        Relevant PRC statutory laws and regulations permit payment of dividends by the Group's PRC subsidiaries and VIEs only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Under PRC law, each of the Group's PRC subsidiaries and VIEs is required to set aside at least 10% of its after-tax profits each year, if any, to fund a statutory reserve until such reserve reaches 50% of its registered capital. Each of the Group's subsidiaries with foreign investment is also required to further set aside a portion of its after-tax profits to fund the employee welfare fund at the discretion of the board. Although the statutory reserves can be used, among other ways, to increase the registered capital and eliminate future losses in excess of retained earnings of the respective companies, the reserve funds are not distributable as cash dividends, loans or advances except in the event of liquidation of these subsidiaries.

        The amount of the reserve fund for the Group as of December 31, 2010 and September 30, 2011 was $21,938,303 and $26,358,719, respectively.

        As a result of these PRC laws and regulations, the Group's PRC subsidiaries and VIEs are restricted in their ability to transfer a portion of their net assets, including general reserve and registered capital, either in the form of dividends, loans or advances. Such restricted portion amounted to $149,015,160 as of September 30, 2011.

Segment Information	9 Months Ended
Sep. 30, 2011
Segment Information
Segment Information

13. Segment Information

        The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group's chief operating decision maker for making decisions, allocating resources and assessing performance. The Group's chief operating decision maker has been identified as the executive chairman, who reviews consolidated and segment results when making decisions about allocating resources and assessing performance of the Group.

        The Group has seven operating segments: 1) primary real estate agency services; 2) secondary real estate brokerage services; 3) real estate information and consulting services; 4) real estate online services; 5) real estate advertising services; 6) promotional events service; and 7) real estate fund management services. The real estate advertising services, promotional events services, and real estate fund management services did not meet the significance threshold for separate disclosure and have been combined in other services segment. The Group's chief operating decision maker reviews net revenue, cost of sales, operating expenses, income from operations and net income and does not review balance sheet information. Corporation expenses such as selling, general and administrative expenses and interest income are not allocated among segments and are recorded as non-allocated items.

        The following tables summarize the selected revenue and expense information for each operating segment:

        For the nine months ended September 30, 2010 and 2011, respectively.

Nine Months Ended September 30, 2010	Primary real estate agency services	Secondary real estate brokerage services	Real estate information and consulting services	Real estate online services	Other services	Non-allocated	Total
	$	$	$	$	$	$	$
Revenues	113,451,063	14,068,515	48,450,062	41,657,700	13,679,356	—	231,306,696
Cost of revenues	(41,603,112)	(656,503)	(2,206,329)	(18,053,340)	(7,061,812)	—	(69,581,096)
Selling, general and administrative expenses	(29,239,832)	(20,793,810)	(23,749,285)	(37,499,250)	(5,825,104)	(15,929,561)	(133,036,842)

Income (loss) from operations	42,608,119	(7,381,798)	22,494,448	(13,894,890)	792,440	(15,929,561)	28,688,758
Interest income	856,064	25,749	888,612	128,288	82,300	142,233	2,123,246
Other income (expense), net	1,975,784	201,266	2,151,772	(18,128)	547,524	1,178,604	6,036,822

Income (loss) before taxes and equity in affiliates	45,439,967	(7,154,783)	25,534,832	(13,784,730)	1,422,264	(14,608,724)	36,848,826
Income tax benefit (expense)	(4,701,259)	740,240	(2,641,856)	1,426,180	(147,149)	—	(5,323,844)

Income (loss) before equity in affiliates	40,738,708	(6,414,543)	22,892,976	(12,358,550)	1,275,115	(14,608,724)	31,524,982
Loss from equity in affiliates	(122,566)	—	—	—	—	—	(122,566)

Net income (loss)	40,616,142	(6,414,543)	22,892,976	(12,358,550)	1,275,115	(14,608,724)	31,402,416

Nine Months Ended September 30, 2011	Primary real estate agency services	Secondary real estate brokerage services	Real estate information and consulting services	Real estate online services	Other services	Non-allocated	Total
	$	$	$	$	$	$	$
Revenues	112,757,112	14,817,478	46,604,611	90,697,406	19,349,772	—	284,226,379
Cost of revenues	(63,172,149)	(1,628,247)	(4,008,311)	(25,927,991)	(13,866,922)	—	(108,603,620)
Selling, general and administrative expenses	(44,634,559)	(20,562,252)	(33,119,600)	(67,161,669)	(5,890,208)	(19,347,341)	(190,715,629)
Goodwill impairment charge	—	—	—	(417,822,304)	—	—	(417,822,304)

Income (loss) from operations	4,950,404	(7,373,021)	9,476,700	(420,214,558)	(407,358)	(19,347,341)	(432,915,174)
Interest income	579,305	28,971	621,810	558,215	77,125	82,805	1,948,231
Other income (expense), net	2,545,874	259,650	1,928,992	(431,855)	(642,103)	(10,383,998)	(6,723,440)

Income (loss) before taxes and equity in affiliates	8,075,583	(7,084,400)	12,027,502	(420,088,198)	(972,336)	(29,648,534)	(437,690,383)
Income tax benefit (expense)	4,227,193	(3,708,354)	6,295,837	(1,186,090)	(508,972)	—	5,119,614

Income (loss) before equity in affiliates	12,302,776	(10,792,754)	18,323,339	(421,274,288)	(1,481,308)	(29,648,534)	(432,570,769)
Income (Loss) from equity in affiliates	(283,596)	—	(268,158)	(8,353)	64,452	—	(495,655)

Net income (loss)	12,019,180	(10,792,754)	18,055,181	(421,282,641)	(1,416,856)	(29,648,534)	(433,066,424)

Geographic

        Substantially all of the Group's revenues from external customers and long-lived assets are located in the PRC.

Major customers

        Details of the revenues for customers accounting for 10% or more of total net revenues are as follows:

	Nine Months Ended September 30,
	2010	2011
	$	$
Customer A	37,074,143	43,063,549

        Details of the customer deposits from customers accounting for 10% or more of total net customer deposits are as follows:

	December 31, 2010	September 30, 2011
	$	$
Customer B	*	62,943,600
Customer C	14,344,620	14,949,105
Customer D	44,000,000	*
*
indicates the customer deposits from customers was less than 10% as of the stated period end.

Related Party Balances and Transactions	9 Months Ended
Sep. 30, 2011
Related Party Balances and Transactions
Related Party Balances and Transactions

14. Related Party Balances and Transactions

        Amounts due from related parties are comprised of the following:

	December 31, 2010	September 30, 2011
	$	$
Customer and supplier	19,447	20,266
Other	—	1,490,281

Total amounts due from related parties	19,447	1,510,547

        Amounts due to related parties are comprised of the following:

	December 31, 2010	September 30, 2011
	$	$
Management	787,500	525,000
Other	4,367,157	590,760

Total amounts due to related parties	5,154,657	1,115,760

(a)    Customer and supplier

        Transactions with customers who are related parties are as follows:

	Nine Months Ended September 30,
	2010	2011
	$	$
Revenue—Shanghai Yueshun Real Estate Development Co., Ltd.	5,914	—

	December 31, 2010	September 30, 2011
	$	$
Accounts receivable—Shanghai Yueshun Real Estate Development Co., Ltd.	19,447	20,266

        Shanghai Yueshun Real Estate Development Co., Ltd. is partially owned by Mr. Xin Zhou, the Group's executive chairman.

(b)    Management

        The amount due to management represents consideration paid by management for unvested restricted shares.

(c)    Affiliates

        Amounts due from (to) affiliates are comprised as the following:

	December 31, 2010	September 30, 2011
	$	$
Shanghai Yueshun Real Estate Development Co., Ltd.(1)	(6,077)	256,360
Beijing China Real Estate Research Association Technology Ltd(2)	—	6,521
Shanghai Shangyou Property Management Co. Ltd(3)	—	1,227,400
Shanghai Jin Yue Real Estate Development Co., Ltd.(4)	(361,080)	(376,296)
Shanghai Shangyou Property Management Co. Ltd.(5)	—	(214,464)
E-House China Real Estate Investment Fund I, L.P.(6)	(4,000,000)	—

Notes:

(1)
Xin Zhou is a director of the entity. The amount payable as of December 31, 2010 is the rental income received by the Group on behalf of the entity. The amount receivable as of September 30, 2011 is the rental cost paid by the group on behalf of the entity.

(2)
Entity is a joint venture formed by the Group with "CRERA", the group own 51% equity of the entity. The amount receivable is expense paid by Shanghai CRIC Information Technology Co., Ltd. on behalf of the entity.

(3)
Xin Zhou is legal representative of the entity. The amount is paid by Firmway's wholly subsidiary, Yike Network technology (Shanghai) Co., Ltd, on behalf of the entity which was paid before the acquisition of Firmway. As of September 30, 2011, the balance was unsecured, interest free and had no fixed repayment term.

(4)
Xin Zhou is a director of the entity. The amount payable is rental expense paid by the entity on behalf of E-Commercial (Shanghai) Real Estate Advisory Co, Ltd.

(5)
Xin Zhou is legal representative of the entity. As of September 30, 2011, the balance payable was rental prepayment from the entity.
(6)
Entity is partially owned by Xin Zhou and Neil Nanpeng Shen, directors of the Company (note (d) below). In December 2010, the Group received $4 million on behalf of E-House China Real Estate Investment Fund I, L.P., which was unsecured, interest free and had no fixed repayment term. The amount was repaid in January 2011.

(d)    Real Estate Investment Fund Management

        In January 2008, the Group formed E-House China Real Estate Investment Fund I, L.P. (the "Fund"), which seeks to invest in China's real estate sector through diversified investment strategies at all levels of the real estate value chain. The Group's 51% owned subsidiary, E-House Real Estate Asset Management Limited, acts as the Fund's general partner. The general partner will receive annual management fee and carried interest on a success basis. Major investors of the Fund include institutions and high net worth individuals. Mr. Xin Zhou, the Group's executive chairman, and Mr. Neil Nanpeng Shen, director of the Company, invested a total of $28 million in the Fund. They are also among the minority shareholders of the general partner. The Group has no investment in the Fund. The Group earned $0.75 million and $0.19 million in management fees from the Fund during the nine months ended September 30, 2010 and 2011.

        In January 2010, the Group formed E-House Shengyuan Equity Investment Center ("Shengyuan Center"), which seeks to make equity investments in areas deemed suitable by the general partner. The Group's 51% owned subsidiary, Shanghai Yidezeng Equity Investment Center, acts as Shengyuan Center's general partner. The general partner will receive annual management fees and carried interest on a success basis. Mr. Xin Zhou, the Group's executive chairman, had an investment commitment of RMB40 million (equivalent to $5.9 million) to the Shengyuan Center, half of which was paid in February 2010. The Group earned $1.0 million and $1.1 million in management fees from Shengyuan Center in during the nine months ended September 30, 2010 and 2011 respectively.

        In April 2010, the Group formed E-House Shengquan Equity Investment Center ("Shengquan Center"), which seeks to invest in China's real estate sector through diversified investment strategies at all levels of the real estate value chain. The Group's 51% owned subsidiary, Shanghai Yidezeng Equity Investment Center, acts as Shengquan Center's general partner. The general partner will receive annual management fee and carried interest on a success basis. Mr. Xin Zhou, the Group's executive chairman, had an investment commitment of RMB9 million ($1.4 million) to Shengquan Center, half of which was paid in May 2010. The Group earned $0.2 million and $0.4 million in management fees from Shengquan Center in during the nine months ended September 30, 2010 and 2011 respectively.

Commitments and Contingencies	9 Months Ended
Sep. 30, 2011
Commitments and Contingencies
Commitments and Contingencies

15. Commitments and Contingencies

(a)    Operating lease commitments

        The Group has operating lease agreements principally for its office properties in the PRC. Such leases have remaining terms ranging from six to 60 months and are renewable upon negotiation. Rental expenses were $10,821,993 and $15,465,780 for the nine months ended September 30, 2010 and 2011, respectively.

        Future minimum lease payments under non-cancelable operating lease agreements at September 30, 2011 were as follows:

$
The remainder of 2011	2,299,270
2012	15,748,732
2013	10,596,850
2014	5,516,353
2015	1,314,435

Total	35,475,640

(b)    Contingencies

        The Group is subject to claims and legal proceedings that arise in the ordinary course of its business. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be decided unfavorably to the Group. The Group does not believe that any of these matters will have a material adverse effect on its business, assets or operations.

        The Group has a claw back obligation to the Fund for which the Group acts as the general partner. Carried interest is subject to claw back to the extent that the limited partners have not received a certain level of aggregate distributions or the carried interest exceeds a certain level based on cumulative results. The Group did not recognize any carried interest income for the periods ended September 30, 2010 and 2011; nor did the Group have any claw back obligations for those periods.

Subsequent Events	9 Months Ended
Sep. 30, 2011
Subsequent Events
Subsequent Events

16. Subsequent Events

        On October 10, 2011, CRIC granted 5,579,000 options to purchase its ordinary shares to certain of CRIC's employees at an exercise price of $3.75 per share pursuant to CRIC plan. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years. CRIC expects to recognize $13.9 million in compensation expense ratably over the three-years following the grant date.

        On October 10, 2011, the Group granted 1,994,000 options to purchase its ordinary shares to certain of the Group's employees at an exercise price of $5.31 per share pursuant to E-House plan. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years. The Group expects to recognize $7.1 million in compensation expense ratably over the three-years following the grant date.

        On October 28, 2011, the Group announced it has submitted a non-binding proposal to the board of directors of CRIC to acquire all the outstanding shares of CRIC that are not owned by the Group. The Group has proposed a fixed consideration consisting of $1.75 cash and 0.6 shares of the Group for each CRIC share. Also, the Group will replace each CRIC stock option for (1) 0.6 of an E-House stock option and (2) a variable E-House stock option, calculated by dividing $1.75 by the average closing price of E-House's public shares for the fifteen consecutive trading days ending with the fourth complete trading day prior to the effective day. Assuming the successful consummation of the transaction, CRIC would become a wholly-owned subsidiary of the Group. The execution of the merger agreement was approved by the Board of the Group and CRIC on December 28, 2011. The completion of the merger is subject to the vote of CRIC shareholders. As the Group retains the controlling financial interest in CRIC after the step acquisition, this transaction will be accounted for as an equity transaction.

        On November 28, 2011, the Group announced it has signed a non-binding term sheet with IFM Investments Limited ("Century 21 China Real Estate") (NYSE: CTC) and its founders. Century 21 China Real Estate is a real estate services provider and the exclusive franchisor for the CENTURY 21® brand in China. Under the proposed transaction, Century 21 China Real Estate will issue approximately 960 million new Class A ordinary shares to E-House and the founders of Century 21 China Real Estate at $0.0267 per share ($0.40 per American depositary share ("ADS")). The total number of new shares issued will represent approximately 57.8% of Century 21 China Real Estate's post-issuance enlarged share capital on a fully diluted basis. Century 21 China Real Estate will receive an aggregate consideration of approximately $25 million. Upon closing of the proposed transaction, E-House will become Century 21 China Real Estate's largest shareholder with a 37.3% ownership stake on a fully diluted basis. Century 21 China Real Estate's founders will have an additional 20.5% equity share on a fully diluted basis, with their purchase of new shares being financed by E-House. The final shareholding split between E-House and Century 21 China Real Estate's founders is subject to minor adjustments prior to the closing of the proposed transaction.